UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09987
Investment Company Act File Number
Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.302 SECTION 302 CERTIFICATIONS

Item 1. Schedule of Investments

Floating Rate Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Senior Floating-Rate Interests — 96.4%(1)

Principal
Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.9%
	AWAS Capital, Inc.
6,618,529	Term Loan, 3.25%, Maturing March 22, 2013	$4,048,336
	CACI International, Inc.
5,008,628	Term Loan, 2.34%, Maturing May 3, 2011	4,645,503
	DAE Aviation Holdings, Inc.
574,468	Term Loan, 4.42%, Maturing July 31, 2014	272,872
566,308	Term Loan, 4.92%, Maturing July 31, 2014	268,996
	Evergreen International Aviation
6,528,027	Term Loan, 9.00%, Maturing October 31, 2011	3,818,896
	Hawker Beechcraft Acquisition
12,485,894	Term Loan, 3.46%, Maturing March 26, 2014	6,922,729
849,135	Term Loan, 3.46%, Maturing March 26, 2014	470,798
	Hexcel Corp.
6,128,722	Term Loan, 4.48%, Maturing March 1, 2012	5,393,275
	IAP Worldwide Services, Inc.
3,303,486	Term Loan, 8.25%, Maturing December 30, 2012(6)	1,789,389
	PGS Solutions, Inc.
1,919,717	Term Loan, 4.41%, Maturing February 14, 2013	1,295,809
	Spirit AeroSystems, Inc.
3,777,422	Term Loan, 2.91%, Maturing December 31, 2011	3,371,349
	TransDigm, Inc.
9,650,000	Term Loan, 3.50%, Maturing June 23, 2013	8,443,750
	Vought Aircraft Industries, Inc.
10,000,000	Revolving Loan, 2.91%, Maturing December 22, 2009(2)	7,050,000
6,227,118	Term Loan, 2.91%, Maturing December 17, 2011	4,784,500
2,666,667	Term Loan, 2.94%, Maturing December 17, 2011	1,773,333
1,990,600	Term Loan, 7.50%, Maturing December 22, 2011	1,597,457

		$55,946,992

Air Transport — 0.6%
	Delta Air Lines, Inc.
8,514,000	Term Loan, 2.32%, Maturing April 30, 2012	$5,772,492
5,458,438	Term Loan - Second Lien, 3.69%, Maturing April 30, 2014	2,774,055
	Northwest Airlines, Inc.
11,758,158	DIP Loan, 2.39%, Maturing August 21, 2009	9,935,644

		$18,482,191

Automotive — 3.5%
	Accuride Corp.
8,954,274	Term Loan, 3.94%, Maturing January 31, 2012	$6,395,912
	Adesa, Inc.
21,183,104	Term Loan, 3.22%, Maturing October 18, 2013	14,319,778
	Allison Transmission, Inc.
6,767,399	Term Loan, 3.17%, Maturing September 30, 2014	4,425,399
	Chrysler Financial
4,477,330	Term Loan, 6.00%, Maturing August 1, 2014	2,731,171
	CSA Acquisition Corp.
1,911,778	Term Loan, 4.00%, Maturing December 23, 2011	790,201
2,588,209	Term Loan, 4.00%, Maturing December 23, 2011	1,069,792
2,316,721	Term Loan, 4.00%, Maturing December 23, 2012	926,688
	Dayco Products, LLC
8,179,702	Term Loan, 6.55%, Maturing June 21, 2011	2,760,650

Principal
Amount*		Borrower/Tranche Description	Value
		Federal - Mogul Corp.
	9,977,396	Term Loan, 2.36%, Maturing December 27, 2014	$4,789,150
	7,894,747	Term Loan, 2.30%, Maturing December 27, 2015	3,789,478
		Financiere Truck (Investissement)
EUR	1,110,579	Term Loan, 6.97%, Maturing February 15, 2012	793,941
		Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013(2)	3,300,000
	7,016,566	Term Loan, 5.00%, Maturing December 15, 2013	2,556,661
		Fraikin, Ltd.
GBP	1,392,962	Term Loan, 4.33%, Maturing February 15, 2012(2)	1,160,741
GBP	1,612,016	Term Loan, 4.36%, Maturing February 15, 2012(2)	1,343,277
		General Motors Corp.
	17,336,684	Term Loan, 2.78%, Maturing November 29, 2013	7,722,054
		Goodyear Tire & Rubber Co.
	16,755,707	Term Loan - Second Lien, 2.14%, Maturing April 30, 2010	12,399,223
		HLI Operating Co., Inc.
EUR	425,455	Term Loan, 5.25%, Maturing May 30, 2014	234,243
EUR	7,263,927	Term Loan, 6.77%, Maturing May 30, 2014	4,929,388
		Keystone Automotive Operations, Inc.
	6,894,044	Term Loan, 4.71%, Maturing January 12, 2012	2,843,793
		Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 2.50%, Maturing February 15, 2012(2)	1,191,296
		Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 4.02%, Maturing August 31, 2013	3,323,683
		Tenneco Automotive, Inc.
	5,050,000	Term Loan, 3.43%, Maturing March 17, 2014	2,651,250
		TriMas Corp.
	893,750	Term Loan, 4.45%, Maturing August 2, 2011	545,188
	8,021,610	Term Loan, 3.04%, Maturing August 2, 2013	4,893,182
		TRW Automotive, Inc.
	6,621,520	Term Loan, 3.30%, Maturing February 2, 2014	4,568,849
		United Components, Inc.
	7,501,299	Term Loan, 4.39%, Maturing June 30, 2010	5,457,195

			$101,912,183

Beverage and Tobacco — 0.3%
		Culligan International Co.
	13,665,092	Term Loan, 3.27%, Maturing November 24, 2014	$8,096,567
		Van Houtte, Inc.
	858,088	Term Loan, 3.96%, Maturing July 11, 2014	549,177
	117,012	Term Loan, 3.96%, Maturing July 11, 2014	74,888

			$8,720,632

Brokers, Dealers and Investment Houses — 0.3%
		AmeriTrade Holding Corp.
	9,445,522	Term Loan, 1.83%, Maturing December 31, 2012	$8,863,045

			$8,863,045

Building and Development — 4.4%
		401 North Wabash Venture, LLC
	6,200,976	Term Loan, 8.99%, Maturing May 7, 2009(2)	$4,650,732
		AIMCO Properties, L.P.
	9,378,906	Term Loan, 1.89%, Maturing March 23, 2011	7,034,180
		Banning Lewis Ranch Co., LLC
	13,000,000	Term Loan, 3.79%, Maturing December 3, 2012(2)	10,725,000
		Beacon Sales Acquisition, Inc.
	4,462,189	Term Loan, 3.31%, Maturing September 30, 2013	2,967,355

Principal
Amount*		Borrower/Tranche Description	Value
		Brickman Group Holdings, Inc.
	4,914,962	Term Loan, 2.41%, Maturing January 23, 2014	$3,372,893
		Building Materials Corp. of America
	3,590,779	Term Loan, 3.87%, Maturing February 22, 2014	2,341,702
		Capital Automotive (REIT)
	4,788,753	Term Loan, 2.20%, Maturing December 16, 2010	1,970,232
		Contech Construction Products
	1,821,954	Term Loan, 2.43%, Maturing January 13, 2013	847,208
		Epco/Fantome, LLC
	9,460,000	Term Loan, 3.03%, Maturing November 23, 2010	8,892,400
		Financiere Daunou S.A.
	1,664,521	Term Loan, 3.94%, Maturing May 31, 2015	636,679
EUR	1,067,260	Term Loan, 5.16%, Maturing May 31, 2015	538,533
EUR	2,613,290	Term Loan, 5.16%, Maturing May 31, 2015	1,318,651
	2,452,266	Term Loan, 4.19%, Maturing February 28, 2016	937,992
EUR	1,246,799	Term Loan, 5.41%, Maturing February 28, 2016	629,127
EUR	2,423,776	Term Loan, 5.41%, Maturing February 28, 2016	1,223,023
		Forestar USA Real Estate Group, Inc.
	10,622,652	Revolving Loan, 4.36%, Maturing December 1, 2010(2)	8,763,687
	5,625,000	Term Loan, 4.34%, Maturing December 1, 2010	4,640,625
		Hearthstone Housing Partners II, LLC
	9,780,000	Revolving Loan, 2.10%, Maturing December 1, 2009(2)	4,973,130
		Hovstone Holdings, LLC
	4,260,000	Term Loan, 4.83%, Maturing July 1, 2009	2,299,548
		LNR Property Corp.
	9,154,000	Term Loan, 6.69%, Maturing July 3, 2011	4,927,900
		Mueller Water Products, Inc.
	8,834,010	Term Loan, 2.77%, Maturing May 24, 2014	7,144,505
		NCI Building Systems, Inc.
	5,975,136	Term Loan, 2.18%, Maturing June 18, 2010	5,377,623
		November 2005 Land Investors
	608,210	Term Loan, 6.41%, Maturing May 9, 2011(6)	364,926
		Panolam Industries Holdings, Inc.
	2,925,967	Term Loan, 3.16%, Maturing September 30, 2012	1,726,321
		Realogy Corp.
	1,791,859	Term Loan, 3.42%, Maturing September 1, 2014	1,066,717
	6,655,468	Term Loan, 5.71%, Maturing September 1, 2014	3,962,086
		Shea Capital I, LLC
	188,463	Term Loan, 3.62%, Maturing October 27, 2011	89,520
		South Edge, LLC
	8,794,643	Term Loan, 0.00% Maturing October 31, 2009(3)	1,377,830
		Standard Pacific Corp.
	4,680,000	Term Loan, 3.90%, Maturing May 5, 2013	2,638,350
		TRU 2005 RE Holding Co.
	19,825,000	Term Loan, 3.45%, Maturing December 9, 2009	9,577,953
		United Subcontractors, Inc.
	5,990,046	Term Loan - Second Lien, 11.69%, Maturing June 27, 2013(4)(6)	239,602
		WCI Communities, Inc.
	18,240,601	Term Loan, 5.70%, Maturing December 23, 2010	10,625,150
		Wintergames Acquisition ULC
	12,929,530	Term Loan, 7.91%, Maturing April 24, 2009	8,468,842

			$126,350,022

Business Equipment and Services — 7.0%
		ACCO Brands Corp.
	5,207,841	Term Loan, 7.39%, Maturing August 17, 2012	$4,400,626
		Activant Solutions, Inc.
	5,150,810	Term Loan, 3.44%, Maturing May 1, 2013	2,511,020

Principal
Amount*		Borrower/Tranche Description	Value
		Acxiom Corp.
	9,671,040	Term Loan, 3.51%, Maturing September 15, 2012	$8,123,673
		Affiliated Computer Services
	5,917,000	Term Loan, 2.40%, Maturing March 20, 2013	5,467,681
	10,114,647	Term Loan, 2.40%, Maturing March 20, 2013	9,346,571
		Affinion Group, Inc.
	8,935,792	Term Loan, 4.65%, Maturing October 17, 2012	6,545,468
		Education Management, LLC
	11,391,327	Term Loan, 3.25%, Maturing June 1, 2013	8,737,148
		Info USA, Inc.
	1,960,000	Term Loan, 3.46%, Maturing February 14, 2012	1,519,000
	4,317,390	Term Loan, 3.46%, Maturing February 14, 2012	3,345,977
		Information Resources, Inc.
	4,922,311	Term Loan, 3.91%, Maturing May 7, 2014	3,101,056
		Intergraph Corp.
	3,349,524	Term Loan, 4.18%, Maturing May 29, 2014	2,717,301
		iPayment, Inc.
	11,216,770	Term Loan, 2.96%, Maturing May 10, 2013	7,403,068
		ista International GmbH
EUR	9,463,001	Term Loan, 5.09%, Maturing May 14, 2015	7,855,479
EUR	1,511,999	Term Loan, 5.09%, Maturing May 14, 2015	1,255,149
		Kronos, Inc.
	8,540,378	Term Loan, 3.71%, Maturing June 11, 2014	5,956,914
		Language Line, Inc.
	6,676,153	Term Loan, 4.71%, Maturing June 11, 2011	5,708,110
		N.E.W. Holdings I, LLC
	9,531,466	Term Loan, 4.24%, Maturing May 22, 2014	5,973,055
		Protection One, Inc.
	9,199,517	Term Loan, 2.66%, Maturing March 31, 2012	6,439,662
		Quintiles Transnational Corp.
	10,107,450	Term Loan, 3.46%, Maturing March 31, 2013	8,742,944
		Sabre, Inc.
	30,769,734	Term Loan, 2.88%, Maturing September 30, 2014	14,096,384
		Safenet, Inc.
	3,940,000	Term Loan, 4.16%, Maturing April 12, 2014	2,068,500
		Serena Software, Inc.
	2,592,464	Term Loan, 3.10%, Maturing March 10, 2013	1,568,441
		Sitel (Client Logic)
	4,865,854	Term Loan, 6.58%, Maturing January 29, 2014	3,016,829
EUR	941,032	Term Loan, 7.27%, Maturing January 29, 2014	722,938
		Solera Holdings, LLC
EUR	2,991,931	Term Loan, 5.08%, Maturing May 15, 2014	2,681,608
		Solera Nederland Holdings
	3,784,272	Term Loan, 3.75%, Maturing May 15, 2014	2,724,676
		SunGard Data Systems, Inc.
	37,363,754	Term Loan, 3.71%, Maturing February 11, 2013	29,223,799
	3,466,313	Term Loan, 6.75%, Maturing February 28, 2014	3,150,011
		TDS Investor Corp.
	13,317,413	Term Loan, 3.04%, Maturing August 23, 2013	7,724,099
	10,835,000	Term Loan, 3.71%, Maturing August 23, 2013	6,284,300
	2,672,147	Term Loan, 3.71%, Maturing August 23, 2013	1,549,845
EUR	2,105,820	Term Loan, 5.22%, Maturing August 23, 2013	1,381,849
		Transaction Network Services, Inc.
	4,404,128	Term Loan, 2.43%, Maturing May 4, 2012	3,842,602
		Valassis Communications, Inc.
	742,064	Term Loan, 3.21%, Maturing March 2, 2014	488,835
	4,398,702	Term Loan, 3.21%, Maturing March 2, 2014	2,897,645

Principal
Amount*		Borrower/Tranche Description	Value
		VWR International, Inc.
	4,175,000	Term Loan, 2.91%, Maturing June 28, 2013	$3,089,500
		West Corp.
	16,790,918	Term Loan, 2.78%, Maturing October 24, 2013	12,068,472

			$203,730,235

Cable and Satellite Television — 7.7%
		Atlantic Broadband Finance, LLC
	9,828,147	Term Loan, 3.71%, Maturing February 10, 2011	$8,534,105
		Bresnan Broadband Holdings, LLC
	1,500,000	Term Loan, 3.13%, Maturing March 29, 2014	1,237,500
	15,551,500	Term Loan, 4.41%, Maturing March 29, 2014	12,829,987
		Cequel Communications, LLC
	32,940,966	Term Loan, 2.57%, Maturing November 5, 2013	26,417,469
		Charter Communications Operating, Inc.
	40,037,215	Term Loan, 3.44%, Maturing April 28, 2013	30,728,562
		CSC Holdings, Inc.
	14,881,757	Term Loan, 2.08%, Maturing March 29, 2013	13,461,784
		CW Media Holdings, Inc.
	1,000,000	Term Loan, Maturing February 15, 2015(5)	737,500
		DirectTV Holdings, LLC
	1,990,000	Term Loan, 5.25%, Maturing April 13, 2013	1,920,350
		Foxco Acquisition Sub., LLC
	3,067,313	Term Loan, 7.25%, Maturing July 2, 2015	1,687,022
		Insight Midwest Holdings, LLC
	25,316,250	Term Loan, 2.45%, Maturing April 6, 2014	22,151,719
		Kabel BW GmbH & Co. KG
EUR	1,490,959	Term Loan, 6.15%, Maturing June 9, 2012	1,345,862
		MCC Iowa, LLC
	940,750	Term Loan, 1.81%, Maturing March 31, 2010	879,601
		Mediacom Broadband Group
	7,714,808	Term Loan, 2.06%, Maturing January 31, 2015	6,557,587
	7,840,000	Term Loan, 2.06%, Maturing January 31, 2015	6,664,000
		Mediacom Illinois, LLC
	1,800,000	Term Loan, 2.06%, Maturing September 30, 2012	1,557,000
	14,284,947	Term Loan, 1.81%, Maturing January 31, 2015	11,785,081
		NTL Investment Holdings, Ltd.
	7,993,878	Term Loan, 4.63%, Maturing March 30, 2012	6,475,041
GBP	1,990,985	Term Loan, 5.04%, Maturing March 30, 2012	2,218,101
GBP	3,637,947	Term Loan, 5.89%, Maturing March 30, 2012	4,052,937
GBP	2,224,230	Term Loan, 5.89%, Maturing March 30, 2012	2,477,953
GBP	2,139,186	Term Loan, 5.22%, Maturing September 3, 2012	2,383,208
GBP	3,500,000	Term Loan, 8.74%, Maturing March 30, 2013	3,283,342
		ProSiebenSat.1 Media AG
EUR	2,019,706	Term Loan, 4.59%, Maturing March 2, 2015	254,292
EUR	600,197	Term Loan, 5.95%, Maturing June 26, 2015	374,448
EUR	12,586,345	Term Loan, 5.95%, Maturing June 26, 2015	7,852,305
EUR	2,019,706	Term Loan, 4.84%, Maturing March 2, 2016	254,292
		UPC Broadband Holding B.V.
EUR	21,554,835	Term Loan, 4.64%, Maturing October 16, 2011	19,885,811
	10,925,000	Term Loan, 2.20%, Maturing December 31, 2014	8,821,938
		YPSO Holding SA
EUR	10,915,016	Term Loan, 4.27%, Maturing July 28, 2014	7,589,246
EUR	4,212,294	Term Loan, 4.27%, Maturing July 28, 2014	2,928,822
EUR	6,872,691	Term Loan, 4.27%, Maturing July 28, 2014	4,778,605

			$222,125,470

Principal
Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics — 5.7%
		AZ Chem US, Inc.
EUR	2,835,592	Term Loan, 5.21%, Maturing February 28, 2013	$2,541,485
		Brenntag Holding GmbH and Co. KG
	3,043,636	Term Loan, 2.33%, Maturing December 23, 2013	2,374,036
	8,036,364	Term Loan, 3.14%, Maturing December 23, 2013	6,268,364
EUR	3,511,248	Term Loan, 4.57%, Maturing December 23, 2013	3,549,184
EUR	845,455	Term Loan, 7.16%, Maturing December 23, 2013	854,589
EUR	654,545	Term Loan, 7.16%, Maturing December 23, 2013	661,617
EUR	525,062	Term Loan, 4.82%, Maturing December 23, 2014	530,735
EUR	963,689	Term Loan, 4.82%, Maturing December 23, 2014	974,101
EUR	770,053	Term Loan - Second Lien, 9.42%, Maturing June 23, 2015	597,337
EUR	229,947	Term Loan - Second Lien, 9.42%, Maturing June 23, 2015	178,371
		Celanese Holdings, LLC
EUR	985,000	Term Loan, 4.43%, Maturing April 6, 2011	943,793
	7,399,944	Term Loan, 1.95%, Maturing April 2, 2014	6,080,290
	15,551,370	Term Loan, 2.94%, Maturing April 2, 2014	12,778,048
		Cognis GmbH
EUR	6,426,230	Term Loan, 5.33%, Maturing September 15, 2013	5,348,294
EUR	1,573,770	Term Loan, 5.33%, Maturing September 15, 2013	1,309,786
		Columbian Chemicals Acquisition
	4,070,426	Term Loan, 4.71%, Maturing March 16, 2013	2,279,439
		Ferro Corp.
	13,626,884	Term Loan, 3.05%, Maturing June 6, 2012	11,105,910
		First Chemical Holding
EUR	624,358	Term Loan, 7.66%, Maturing December 18, 2014	345,467
EUR	624,358	Term Loan, 8.16%, Maturing December 18, 2015	345,467
		Foamex, L.P.
	3,654,707	Term Loan, 4.27%, Maturing February 12, 2013	1,145,140
		Georgia Gulf Corp.
	5,099,447	Term Loan, 7.91%, Maturing October 3, 2013	2,613,466
		Hexion Specialty Chemicals, Inc.
EUR	1,113,498	Term Loan, 4.94%, Maturing May 5, 2012	541,774
	9,700,000	Term Loan, 2.35%, Maturing May 5, 2013	5,917,000
	15,275,921	Term Loan, 3.69%, Maturing May 5, 2013	6,492,267
	3,317,868	Term Loan, 3.75%, Maturing May 5, 2013	1,410,094
	2,500,625	Term Loan, 5.50%, Maturing May 5, 2013	987,747
		Huntsman International, LLC
	5,864,329	Term Loan, 2.16%, Maturing August 16, 2012	4,166,424
		INEOS Group
EUR	560,805	Term Loan, 7.21%, Maturing December 14, 2011	277,049
EUR	561,829	Term Loan, 10.28%, Maturing December 14, 2011	277,555
	4,339,156	Term Loan, 7.70%, Maturing December 14, 2012	1,779,054
	9,968,040	Term Loan, 8.20%, Maturing December 14, 2013	3,837,696
	9,968,041	Term Loan, 8.70%, Maturing December 14, 2014	3,924,916
		Innophos, Inc.
	6,045,773	Term Loan, 3.41%, Maturing August 10, 2010	5,803,942
		Invista B.V.
	1,711,445	Term Loan, 4.75%, Maturing April 30, 2010	1,352,042
	8,115,143	Term Loan, 4.50%, Maturing April 29, 2011	6,410,963
	2,834,294	Term Loan, 4.50%, Maturing April 29, 2011	2,239,092
		ISP Chemco, Inc.
	8,581,286	Term Loan, 2.81%, Maturing June 4, 2014	6,450,269
		Kleopatra
	8,876,250	Term Loan, 4.25%, Maturing January 3, 2016	4,497,303

Principal
Amount*		Borrower/Tranche Description	Value
EUR	5,100,000	Term Loan, 6.16%, Maturing January 3, 2016	$3,444,596
		Kranton Polymers, LLC
	8,807,059	Term Loan, 3.44%, Maturing May 12, 2013	4,594,352
		Lucite International Group Holdings
	4,764,847	Term Loan, 3.43%, Maturing July 7, 2013	4,288,363
	1,687,282	Term Loan, 3.43%, Maturing July 7, 2013	1,518,554
		MacDermid, Inc.
	3,400,296	Term Loan, 2.41%, Maturing April 12, 2014	2,091,182
		Millenium Inorganic Chemicals
	6,695,414	Term Loan, 3.71%, Maturing April 30, 2014	4,452,450
		Momentive Performance Material
	4,900,000	Term Loan, 2.50%, Maturing December 4, 2013	3,511,668
		Propex Fabrics, Inc.
	5,776,085	Term Loan, 7.25%, Maturing July 31, 2012(6)	1,285,179
		Rockwood Specialties Group, Inc.
EUR	1,681,601	Term Loan, 3.52%, Maturing July 30, 2011	1,741,338
	16,935,352	Term Loan, 1.91%, Maturing December 10, 2012	14,936,980
		Solo Cup Co.
	2,162,692	Term Loan, 5.08%, Maturing February 27, 2011	1,884,633
		TPG Spring UK, Ltd.
EUR	2,316,194	Term Loan, 0.00%, Maturing June 27, 2013(3)(6)	721,642
EUR	2,319,064	Term Loan, 0.00%, Maturing June 27, 2013(3)(6)	722,536
		Wellman, Inc.
	5,098,328	Term Loan, 0.00%, Maturing February 10, 2009(3)(4)	1,483,614

			$165,867,193

Clothing/Textiles — 0.5%
		Hanesbrands, Inc.
	5,796,641	Term Loan, 3.01%, Maturing September 5, 2013	$5,245,960
	5,000,000	Term Loan - Second Lien, 4.91%, Maturing March 5, 2014	4,208,335
		St. John Knits International, Inc.
	2,518,697	Term Loan, 3.41%, Maturing March 23, 2012	1,700,121
		The William Carter Co.
	2,318,507	Term Loan, 2.03%, Maturing July 14, 2012	2,017,101

			$13,171,517

Conglomerates — 2.7%
		Amsted Industries, Inc.
	9,573,249	Term Loan, 3.23%, Maturing October 15, 2010	$6,653,408
	6,332,250	Term Loan, 4.14%, Maturing April 5, 2013	4,400,914
		Doncasters (Dunde HoldCo 4 Ltd.)
	3,896,883	Term Loan, 2.94%, Maturing July 13, 2015	2,701,838
	3,896,883	Term Loan, 3.44%, Maturing July 13, 2015	2,701,838
GBP	727,123	Term Loan, 4.56%, Maturing July 13, 2015	730,597
GBP	727,123	Term Loan, 5.06%, Maturing July 13, 2015	730,597
		Jarden Corp.
	11,013,326	Term Loan, 3.21%, Maturing January 24, 2012	9,443,927
	4,528,096	Term Loan, 3.21%, Maturing January 24, 2012	3,882,842
		Johnson Diversey, Inc.
	2,003,022	Term Loan, 5.19%, Maturing December 16, 2010	1,782,689
	7,976,105	Term Loan, 5.19%, Maturing December 16, 2011	7,098,734
		Polymer Group, Inc.
	1,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(2)	850,000
	16,819,548	Term Loan, 3.35%, Maturing November 22, 2012	12,698,759
		RBS Global, Inc.
	2,254,000	Term Loan, 2.94%, Maturing July 19, 2013	1,775,025
	6,185,246	Term Loan, 3.33%, Maturing July 19, 2013	4,870,881

Principal
Amount*		Borrower/Tranche Description	Value
		RGIS Holdings, LLC
	15,143,185	Term Loan, 3.30%, Maturing April 30, 2014	$10,694,874
	757,159	Term Loan, 3.96%, Maturing April 30, 2014	534,744
		The Manitowoc Company, Inc.
	5,200,000	Term Loan, 6.50%, Maturing August 21, 2014	4,049,500
		US Investigations Services, Inc.
	1,964,988	Term Loan, 4.28%, Maturing February 21, 2015	1,553,323

			$77,154,490

Containers and Glass Products — 3.8%
		Berry Plastics Corp.
	18,544,378	Term Loan, 2.42%, Maturing April 3, 2015	$13,676,479
		Consolidated Container Co.
	5,865,277	Term Loan, 2.58%, Maturing March 28, 2014	3,560,223
		Crown Americas, Inc.
	4,702,520	Term Loan, 2.08%, Maturing November 15, 2012	4,196,999
	1,406,500	Term Loan, 2.08%, Maturing November 15, 2012	1,255,301
EUR	4,365,000	Term Loan, 4.08%, Maturing November 15, 2012	4,527,046
		Graham Packaging Holdings Co.
	20,312,369	Term Loan, 4.51%, Maturing October 7, 2011	16,396,591
		Graphic Packaging International, Inc.
	27,563,286	Term Loan, 3.09%, Maturing May 16, 2014	22,781,056
	3,448,293	Term Loan, 3.86%, Maturing May 16, 2014	2,968,766
		JSG Acquisitions
EUR	1,250,000	Term Loan, 4.59%, Maturing December 31, 2014	1,023,720
EUR	1,250,000	Term Loan, 4.61%, Maturing December 31, 2014	1,023,720
		OI European Group B.V.
EUR	12,064,500	Term Loan, 3.83%, Maturing June 14, 2013	13,053,041
		Owens-Brockway Glass Container
	4,096,569	Term Loan, 1.83%, Maturing June 14, 2013	3,553,773
		Pregis Corp.
	2,612,250	Term Loan, 2.66%, Maturing October 12, 2011	2,089,800
		Smurfit-Stone Container Corp.
	8,000,000	DIP Loan, 10.00%, Maturing August 6, 2010	7,600,000
	2,817,651	Term Loan, 2.43%, Maturing November 1, 2011	1,885,479
	3,763,570	Term Loan, 2.50%, Maturing November 1, 2011	2,474,547
	3,523,439	Term Loan, 3.78%, Maturing November 1, 2011	2,357,769
	8,358,626	Term Loan, 3.86%, Maturing November 1, 2011	5,495,796

			$109,920,106

Cosmetics/Toiletries — 0.3%
		American Safety Razor Co.
	3,408,214	Term Loan, 3.56%, Maturing July 31, 2013	$2,470,955
		Prestige Brands, Inc.
	6,576,774	Term Loan, 2.66%, Maturing April 7, 2011	5,754,678

			$8,225,633

Drugs — 1.0%
		Graceway Pharmaceuticals, LLC
	9,677,149	Term Loan, 4.21%, Maturing May 3, 2012	$6,354,664
		Pharmaceutical Holdings Corp.
	2,205,254	Term Loan, 3.70%, Maturing January 30, 2012	1,841,387
		Stiefel Laboratories, Inc.
	2,816,944	Term Loan, 3.41%, Maturing December 28, 2013	2,352,148
	6,155,496	Term Loan, 3.41%, Maturing December 28, 2013	5,139,839
		Warner Chilcott Corp.
	1,803,847	Term Loan, 3.46%, Maturing January 18, 2012	1,618,502
	12,133,110	Term Loan, 3.46%, Maturing January 18, 2012	10,886,433

			$28,192,973

Principal
Amount*		Borrower/Tranche Description	Value
Ecological Services and Equipment — 0.4%
		Big Dumpster Merger Sub, Inc.
	680,211	Term Loan, 2.66%, Maturing February 5, 2013	$323,100
		Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 5.22%, Maturing April 1, 2015	1,968,615
		Casella Waste Systems, Inc.
	2,958,910	Term Loan, 2.85%, Maturing April 28, 2010	2,658,087
		Environmental Systems Products Holdings, Inc.
	466,049	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	305,542
		Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 3.39%, Maturing December 17, 2009(2)	2,475,000
	5,511,285	Term Loan, 3.13%, Maturing December 17, 2010	5,015,269
		Wastequip, Inc.
	286,405	Term Loan, 2.66%, Maturing February 5, 2013	136,042

			$12,881,655

Electronics/Electrical — 2.5%
		Aspect Software, Inc.
	4,253,957	Term Loan, 4.56%, Maturing July 11, 2011	$2,212,058
		Fairchild Semiconductor Corp.
	9,241,715	Term Loan, 2.96%, Maturing June 26, 2013	6,053,323
		FCI International S.A.S.
	761,894	Term Loan, 4.15%, Maturing November 1, 2013	542,850
	733,492	Term Loan, 4.15%, Maturing November 1, 2013	522,613
	733,492	Term Loan, 4.15%, Maturing November 1, 2013	522,613
	761,894	Term Loan, 4.15%, Maturing November 1, 2013	542,850
	996,924	Term Loan, 4.15%, Maturing November 1, 2013	710,309
		Freescale Semiconductor, Inc.
	30,253,988	Term Loan, 3.93%, Maturing December 1, 2013	15,656,439
		Infor Enterprise Solutions Holdings
	19,472,756	Term Loan, 5.21%, Maturing July 28, 2012	11,488,926
	7,228,359	Term Loan, 5.21%, Maturing July 28, 2012	4,264,732
EUR	2,940,000	Term Loan, 5.96%, Maturing July 28, 2012	2,136,283
		Network Solutions, LLC
	5,722,972	Term Loan, 3.26%, Maturing March 7, 2014	3,290,709
		Open Solutions, Inc.
	10,210,297	Term Loan, 3.26%, Maturing January 23, 2014	4,186,222
		Sensata Technologies Finance Co.
	10,698,204	Term Loan, 2.93%, Maturing April 27, 2013	5,596,498
		Spectrum Brands, Inc.
	145,437	Term Loan, 4.45%, Maturing March 30, 2013	90,534
	2,833,100	Term Loan, 5.90%, Maturing March 30, 2013	1,763,605
		SS&C Technologies, Inc.
	3,410,139	Term Loan, 3.43%, Maturing November 23, 2012	2,540,553
		Vertafore, Inc.
	9,878,964	Term Loan, 4.66%, Maturing January 31, 2012	7,458,617
	1,990,000	Term Loan, 6.41%, Maturing January 31, 2012	1,502,450

			$71,082,184

Equipment Leasing — 0.0%
		The Hertz Corp.
	7,980	Term Loan, 2.15%, Maturing December 21, 2012	$5,127
	835,057	Term Loan, 3.28%, Maturing December 21, 2012	536,524

			$541,651

Farming/Agriculture — 0.4%
		BF Bolthouse HoldCo, LLC
	4,276,908	Term Loan, 2.75%, Maturing December 16, 2012	$3,378,757
		Central Garden & Pet Co.
	9,926,117	Term Loan, 1.89%, Maturing February 28, 2014	6,861,428

			$10,240,185

Principal
Amount*		Borrower/Tranche Description	Value
Financial Intermediaries — 1.4%
		Asset Acceptence Capital Corp.
	1,475,031	Term Loan, 3.99%, Maturing June 5, 2013	$995,646
		Citco III, Ltd.
	10,355,978	Term Loan, 3.58%, Maturing June 30, 2014	6,627,826
		E.A. Viner International Co.
	571,950	Term Loan, 5.96%, Maturing July 31, 2013	328,871
		Grosvenor Capital Management
	4,092,491	Term Loan, 3.07%, Maturing December 5, 2013	2,169,020
		INVESTools, Inc.
	2,304,000	Term Loan, 3.66%, Maturing August 13, 2012	1,935,360
		Jupiter Asset Management Group
GBP	3,764,439	Term Loan, 5.29%, Maturing June 30, 2015	2,825,910
		Lender Processing Services, Inc.
	2,006,147	Term Loan, 2.91%, Maturing July 2, 2014	1,940,947
		LPL Holdings, Inc.
	22,250,124	Term Loan, 2.79%, Maturing December 18, 2014	16,020,089
		Oxford Acquisition III, Ltd.
	11,105,762	Term Loan, 2.88%, Maturing May 24, 2014	4,697,737
		RJO Holdings Corp. (RJ O’Brien)
	4,172,188	Term Loan, 3.43%, Maturing July 31, 2014	1,940,067

			$39,481,473

Food Products — 3.0%
		Acosta, Inc.
	15,570,342	Term Loan, 2.66%, Maturing July 28, 2013	$11,599,905
		Advantage Sales & Marketing, Inc.
	11,307,775	Term Loan, 2.70%, Maturing March 29, 2013	8,282,945
		American Seafoods Group, LLC
	1,929,869	Term Loan, 2.16%, Maturing September 30, 2012	1,669,337
		BL Marketing, Ltd.
GBP	3,500,000	Term Loan, 3.70%, Maturing December 31, 2013	3,512,499
GBP	2,500,000	Term Loan - Second Lien, 10.09%, Maturing June 30, 2015	1,952,797
		Black Lion Beverages III B.V.
EUR	3,000,000	Term Loan - Second Lien, 9.49%, Maturing January 24, 2016	1,930,203
		Dean Foods Co.
	23,727,252	Term Loan, 2.95%, Maturing April 2, 2014	21,459,970
		Dole Food Company, Inc.
	1,213,478	Term Loan, 2.48%, Maturing April 12, 2013	1,014,121
	894,186	Term Loan, 2.79%, Maturing April 12, 2013	747,284
	4,522,560	Term Loan, 2.94%, Maturing April 12, 2013	3,779,566
		MafCo Worldwide Corp.
	812,696	Term Loan, 2.41%, Maturing December 8, 2011	536,379
		Pinnacle Foods Finance, LLC
	4,000,000	Revolving Loan, 3.20%, Maturing April 2, 2013(2)	2,400,000
	23,163,739	Term Loan, 3.20%, Maturing April 2, 2014	18,280,058
		Reddy Ice Group, Inc.
	12,335,000	Term Loan, 2.09%, Maturing August 9, 2012	7,154,300
		Ruby Acquisitions, Ltd.
GBP	1,955,404	Term Loan, 6.71%, Maturing January 5, 2015	2,148,943

			$86,468,307

Food Service — 2.1%
		AFC Enterprises, Inc.
	2,039,285	Term Loan, 3.75%, Maturing May 23, 2009	$1,651,821
		Aramark Corp.
	938,909	Term Loan, 3.33%, Maturing January 26, 2014	825,979
	14,365,417	Term Loan, 3.33%, Maturing January 26, 2014	12,637,574
		Buffets, Inc.
	5,000,000	DIP Loan, 19.00%, Maturing April 30, 2009(6)	4,875,000
	3,898,896	Term Loan, 7.66%, Maturing April 30, 2009(6)	1,208,658

Principal
Amount*		Borrower/Tranche Description	Value
	452,389	Term Loan, 7.66%, Maturing April 30, 2009(6)	$140,241
	1,372,390	Term Loan, 8.81%, Maturing May 1, 2013	290,490
	8,048,952	Term Loan, 7.66%, Maturing November 1, 2013(6)	1,703,697
		CBRL Group, Inc.
	2,918,621	Term Loan, 1.91%, Maturing April 27, 2013	2,188,966
	6,434,435	Term Loan, 4.70%, Maturing April 27, 2013	4,825,826
		JRD Holdings, Inc.
	2,886,719	Term Loan, 2.64%, Maturing June 26, 2014	2,540,313
		Maine Beverage Co., LLC
	2,366,964	Term Loan, 3.19%, Maturing June 30, 2010	1,929,076
		OSI Restaurant Partners, LLC
	832,528	Term Loan, 4.35%, Maturing May 9, 2013	386,605
	9,442,299	Term Loan, 2.69%, Maturing May 9, 2014	4,384,767
		QCE Finance, LLC
	8,962,558	Term Loan, 3.75%, Maturing May 5, 2013	5,044,638
		Sagittarius Restaurants, LLC
	4,367,402	Term Loan, 9.50%, Maturing March 29, 2013	1,572,265
		Selecta
CHF	18,404,850	Term Loan, 3.22%, Maturing June 28, 2015	11,027,994
		SSP Financing, Ltd.
	3,954,516	Term Loan, 2.66%, Maturing June 15, 2014	1,863,566
	3,954,516	Term Loan, 3.16%, Maturing June 15, 2015	1,863,566

			$60,961,042

Food/Drug Retailers — 1.6%
		General Nutrition Centers, Inc.
	12,556,251	Term Loan, 3.71%, Maturing September 16, 2013	$8,601,032
		Pantry, Inc. (The)
	6,757,923	Term Loan, 2.16%, Maturing May 15, 2014	5,152,916
	62,187	Term Loan, 2.16%, Maturing May 15, 2014	47,418
		Rite Aid Corp.
	24,812,500	Term Loan, 2.14%, Maturing June 1, 2014	15,631,875
	6,037,375	Term Loan, 6.00%, Maturing June 4, 2014	4,346,910
		Roundy’s Supermarkets, Inc.
	16,084,181	Term Loan, 3.19%, Maturing November 3, 2011	13,209,133

			$46,989,284

Forest Products — 1.3%
		Appleton Papers, Inc.
	10,487,781	Term Loan, 3.54%, Maturing June 5, 2014	$7,787,178
		Georgia - Pacific Corp.
	436,102	Term Loan, 3.23%, Maturing December 20, 2012	377,501
	26,843,065	Term Loan, 4.10%, Maturing December 20, 2012	23,236,028
		Xerium Technologies, Inc.
	9,070,327	Term Loan, 6.96%, Maturing May 18, 2012	5,034,032

			$36,434,739

Healthcare —- 8.2%
		Accellent, Inc.
	3,147,501	Term Loan, 4.70%, Maturing November 22, 2012	$2,423,576
		Advanced Medical Optics, Inc.
	1,950,667	Term Loan, 4.38%, Maturing April 2, 2014	1,882,393
		Alliance Imaging, Inc.
	4,635,234	Term Loan, 4.11%, Maturing December 29, 2011	4,021,066
		American Medical Systems
	7,037,086	Term Loan, 2.69%, Maturing July 20, 2012	6,122,265
		AMN Healthcare, Inc.
	1,832,166	Term Loan, 3.21%, Maturing November 2, 2011	1,621,467
		AMR HoldCo, Inc.
	5,395,484	Term Loan, 4.17%, Maturing February 10, 2012	4,775,003

Principal
Amount*		Borrower/Tranche Description	Value
		Biomet, Inc.
	8,119,444	Term Loan, 4.46%, Maturing December 26, 2014	$7,255,625
EUR	2,937,102	Term Loan, 5.96%, Maturing December 26, 2014	3,365,795
		Cardinal Health 409, Inc.
	14,671,563	Term Loan, 3.71%, Maturing April 10, 2014	9,328,664
		Carestream Health, Inc.
	13,827,070	Term Loan, 2.84%, Maturing April 30, 2013	10,808,164
		Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 4.27%, Maturing March 23, 2015	3,850,338
		CB Diagnostics AB
	998,084	Term Loan, 2.53%, Maturing January 16, 2015	851,366
	2,315,036	Term Loan, 2.78%, Maturing January 16, 2016	1,974,726
		Community Health Systems, Inc.
	20,543,938	Term Loan, 4.45%, Maturing July 25, 2014	17,470,051
		Concentra, Inc.
	5,910,000	Term Loan, 3.71%, Maturing June 25, 2014	3,575,550
		CRC Health Corp.
	1,891,387	Term Loan, 3.71%, Maturing February 6, 2013	1,213,641
	3,812,250	Term Loan, 3.71%, Maturing February 6, 2013	2,446,195
		Dako Equity Project Delphi
	1,568,302	Term Loan, 3.58%, Maturing June 12, 2016	725,340
EUR	3,098,534	Term Loan, 5.01%, Maturing June 12, 2016	1,834,905
		DaVita, Inc.
	13,753,556	Term Loan, 2.32%, Maturing October 5, 2012	12,658,181
		Fresenius Medical Care Holdings
	6,681,590	Term Loan, 2.85%, Maturing March 31, 2013	6,061,157
		Gambro Holding AB
	1,292,918	Term Loan, 5.62%, Maturing June 5, 2014	726,189
	1,292,918	Term Loan, 6.12%, Maturing June 5, 2015	726,189
		Hanger Orthopedic Group, Inc.
	3,309,903	Term Loan, 2.42%, Maturing May 30, 2013	2,945,814
		HCA, Inc.
	39,431,225	Term Loan, 3.71%, Maturing November 18, 2013	32,714,470
		Health Management Association, Inc.
	22,766,081	Term Loan, 3.21%, Maturing February 28, 2014	16,342,790
		HealthSouth Corp.
	6,832,852	Term Loan, 4.43%, Maturing March 10, 2013	6,007,218
		Iasis Healthcare, LLC
	111,143	Term Loan, 2.41%, Maturing March 14, 2014	95,583
	321,192	Term Loan, 2.41%, Maturing March 14, 2014	276,225
	29,787	Term Loan, 2.42%, Maturing March 14, 2014	25,617
		Ikaria Acquisition, Inc.
	1,540,909	Term Loan, 3.42%, Maturing March 28, 2013	1,240,432
		IM U.S. Holdings, LLC
	6,569,702	Term Loan, 2.84%, Maturing June 26, 2014	5,666,368
		inVentiv Health, Inc.
	7,963,725	Term Loan, 3.21%, Maturing July 6, 2014	6,749,257
		LifePoint Hospitals, Inc.
	11,519,064	Term Loan, 3.82%, Maturing April 15, 2012	10,367,158
		MultiPlan Merger Corp.
	3,235,098	Term Loan, 2.94%, Maturing April 12, 2013	2,464,067
	3,631,599	Term Loan, 2.94%, Maturing April 12, 2013	2,766,069
		National Mentor Holdings, Inc.
	7,961,460	Term Loan, 3.46%, Maturing June 29, 2013	5,174,949
	484,400	Term Loan, 4.59%, Maturing June 29, 2013	314,860

Principal
Amount*		Borrower/Tranche Description	Value
		Nyco Holdings
	2,859,137	Term Loan, 3.73%, Maturing December 29, 2014	$1,836,103
EUR	4,768,945	Term Loan, 5.24%, Maturing December 29, 2014	4,018,194
	2,859,137	Term Loan, 4.48%, Maturing December 29, 2015	1,836,103
EUR	4,768,945	Term Loan, 5.99%, Maturing December 29, 2015	4,018,194
		Psychiatric Solutions, Inc.
	989,558	Term Loan, 2.17%, Maturing May 31, 2014	867,101
		RadNet Management, Inc.
	2,440,182	Term Loan, 6.45%, Maturing November 15, 2012	1,952,146
		ReAble Therapeutics Finance, LLC
	9,157,285	Term Loan, 3.46%, Maturing November 16, 2013	7,921,052
		Select Medical Holding Corp.
	1,000,000	Revolving Loan, 2.70%, Maturing February 24, 2010(2)	710,000
	4,628,289	Term Loan, 4.15%, Maturing February 24, 2012	3,667,919
		Sunrise Medical Holdings, Inc.
	3,534,116	Term Loan, 5.15%, Maturing May 13, 2010	1,987,940
		Vanguard Health Holding Co., LLC
	10,665,036	Term Loan, 3.27%, Maturing September 23, 2011	9,209,259
		Viant Holdings, Inc.
	1,824,545	Term Loan, 3.71%, Maturing June 25, 2014	939,641

			$237,832,375

Home Furnishings —- 1.4%
		Dometic Corp.
	2,790,150	Term Loan, 4.15%, Maturing December 31, 2014	$1,102,109
	1,788,692	Term Loan, 4.65%, Maturing December 31, 2014	706,533
	421,159	Term Loan, 4.65%, Maturing December 31, 2014	166,358
		Hunter Fan Co.
	3,612,211	Term Loan, 4.74%, Maturing April 16, 2014	2,031,869
		Interline Brands, Inc.
	5,837,502	Term Loan, 2.04%, Maturing June 23, 2013	3,736,001
	3,064,113	Term Loan, 2.04%, Maturing June 23, 2013	1,961,032
		National Bedding Co., LLC
	10,649,554	Term Loan, 3.01%, Maturing August 31, 2011	4,872,171
	1,500,000	Term Loan - Second Lien, 5.39%, Maturing August 31, 2012	545,000
		Oreck Corp.
	4,164,403	Term Loan, 4.93%, Maturing February 2, 2012(4)	1,628,282
		Sanitec, Ltd. Oy
EUR	4,394,410	Term Loan, 0.00%, Maturing April 7, 2013(3)	1,391,307
EUR	4,394,410	Term Loan, 0.00%, Maturing April 7, 2014(3)	1,391,307
		Sealy Mattress Co.
	3,000,000	Revolving Loan, 4.46%, Maturing April 6, 2012(2)	1,725,000
	6,357,539	Term Loan, 4.94%, Maturing August 25, 2012	4,831,729
		Simmons Co.
	18,290,235	Term Loan, 9.51%, Maturing December 19, 2011	13,900,579
	2,500,000	Term Loan, 8.35%, Maturing February 15, 2012	150,000

			$40,139,277

Industrial Equipment — 1.8%
		CEVA Group PLC U.S.
	332,726	Term Loan, 3.39%, Maturing January 4, 2014	$192,427
	39,740	Term Loan, 4.46%, Maturing January 4, 2014	22,983
EUR	644,558	Term Loan, 4.77%, Maturing January 4, 2014	522,684
EUR	1,094,532	Term Loan, 4.77%, Maturing January 4, 2014	887,577
EUR	1,345,187	Term Loan, 4.77%, Maturing January 4, 2014	1,090,838
EUR	1,135,787	Term Loan, 5.97%, Maturing January 4, 2014	921,032
		EPD Holdings (Goodyear Engineering Products)
	349,594	Term Loan, 2.93%, Maturing July 13, 2014	173,632
	9,353,477	Term Loan, 2.93%, Maturing July 13, 2014	4,645,563
	2,000,000	Term Loan - Second Lien, 6.17%, Maturing July 13, 2015	420,000

Principal
Amount*		Borrower/Tranche Description	Value
		Flowserve Corp.
	3,588,680	Term Loan, 2.99%, Maturing August 10, 2012	$3,265,699
		FR Brand Acquisition Corp.
	9,034,063	Term Loan, 3.75%, Maturing February 7, 2014	5,578,534
		Generac Acquisition Corp.
	6,763,516	Term Loan, 2.94%, Maturing November 7, 2013	3,703,025
		Gleason Corp.
	1,940,737	Term Loan, 3.66%, Maturing June 30, 2013	1,571,997
	1,518,056	Term Loan, 3.66%, Maturing June 30, 2013	1,229,626
		Heating Finance PLC (Baxi)
EUR	3,253,597	Revolving Loan, 5.24%, Maturing December 27, 2010(2)	2,103,782
GBP	1,712,363	Term Loan, 5.26%, Maturing December 27, 2010	1,098,088
		Jason, Inc.
	1,773,228	Term Loan, 3.97%, Maturing April 30, 2010	1,285,590
		John Maneely Co.
	12,683,609	Term Loan, 4.44%, Maturing December 8, 2013	7,039,403
		KION Group GmbH
	2,250,000	Term Loan, 2.41%, Maturing December 23, 2014	911,250
	2,250,000	Term Loan, 2.91%, Maturing December 23, 2015	911,250
		Polypore, Inc.
	2,000,000	Revolving Loan, 0.00%, Maturing July 3, 2013(2)	1,220,000
	16,207,852	Term Loan, 2.45%, Maturing July 3, 2014	10,940,300
EUR	1,097,778	Term Loan, 3.77%, Maturing July 3, 2014	990,945
		TFS Acquisition Corp.
	4,388,876	Term Loan, 4.96%, Maturing August 11, 2013	1,974,994

			$52,701,219

Insurance — 1.6%
		Alliant Holdings I, Inc.
	6,986,064	Term Loan, 4.46%, Maturing August 21, 2014	$5,518,990
		CCC Information Services Group, Inc.
	4,340,248	Term Loan, 3.72%, Maturing February 10, 2013	3,081,576
		Conseco, Inc.
	23,210,433	Term Loan, 2.39%, Maturing October 10, 2013	15,028,755
		Crump Group, Inc.
	5,852,564	Term Loan, 3.41%, Maturing August 4, 2014	3,687,115
		Getty Images, Inc.
	8,769,844	Term Loan, 7.24%, Maturing July 2, 2015	8,276,540
		Hub International Holdings, Inc.
	461,947	Term Loan, 3.96%, Maturing June 13, 2014	342,996
	6,456,323	Term Loan, 3.96%, Maturing June 13, 2014	4,793,820
		U.S.I. Holdings Corp.
	7,018,125	Term Loan, 4.21%, Maturing May 4, 2014	4,070,513

			$44,800,305

Leisure Goods/Activities/Movies — 5.8%
		24 Hour Fitness Worldwide, Inc.
	2,944,432	Term Loan, 3.43%, Maturing June 8, 2012	$1,825,548
		AMC Entertainment, Inc.
	15,480,327	Term Loan, 2.14%, Maturing January 26, 2013	13,693,634
		AMF Bowling Worldwide, Inc.
	2,981,920	Term Loan, 4.63%, Maturing June 8, 2013	1,341,864
		Bombardier Recreational Products
	13,400,000	Term Loan, 4.22%, Maturing June 28, 2013	6,331,500
		Carmike Cinemas, Inc.
	4,854,435	Term Loan, 5.19%, Maturing May 19, 2012	3,705,550
	3,243,436	Term Loan, 6.13%, Maturing May 19, 2012	2,475,822

Principal
Amount*		Borrower/Tranche Description	Value
		Cedar Fair, L.P.
	4,875,001	Term Loan, 2.41%, Maturing August 31, 2011	$3,709,062
	3,948,562	Term Loan, 2.41%, Maturing August 30, 2012	3,004,196
		Cinemark, Inc.
	23,281,157	Term Loan, 2.53%, Maturing October 5, 2013	20,964,682
		Dave & Buster’s, Inc.
	815,456	Term Loan, 3.43%, Maturing March 8, 2013	725,756
	2,070,847	Term Loan, 3.43%, Maturing March 8, 2013	1,843,054
		Deluxe Entertainment Services
	4,893,554	Term Loan, 3.58%, Maturing January 28, 2011	2,520,180
	271,434	Term Loan, 3.71%, Maturing January 28, 2011	139,789
	479,270	Term Loan, 3.71%, Maturing January 28, 2011	246,824
		DW Funding, LLC
	4,009,816	Term Loan, 3.31%, Maturing April 30, 2011	3,328,148
		Easton-Bell Sports, Inc.
	6,645,414	Term Loan, 2.92%, Maturing March 16, 2012	4,851,153
		Fender Musical Instruments Corp.
	1,306,750	Term Loan, 2.66%, Maturing June 9, 2014	816,719
	4,557,234	Term Loan, 3.71%, Maturing June 9, 2014	2,848,271
		Mega Blocks, Inc.
	1,881,269	Term Loan, 8.75%, Maturing July 26, 2012	423,286
		Metro-Goldwyn-Mayer Holdings, Inc.
	44,767,819	Term Loan, 4.22%, Maturing April 8, 2012	20,637,965
		National CineMedia, LLC
	13,250,000	Term Loan, 3.75%, Maturing February 13, 2015	8,442,145
		Odeon
EUR	1,064,322	Term Loan, 6.79%, Maturing April 2, 2015	993,110
GBP	623,547	Term Loan, 8.27%, Maturing April 2, 2015	667,793
EUR	1,064,322	Term Loan, 7.16%, Maturing April 2, 2016	993,110
GBP	623,547	Term Loan, 8.65%, Maturing April 2, 2016	667,793
		Regal Cinemas Corp.
	21,051,474	Term Loan, 5.21%, Maturing November 10, 2010	19,156,841
		Revolution Studios Distribution Co., LLC
	5,870,402	Term Loan, 4.16%, Maturing December 21, 2014	3,874,465
		Six Flags Theme Parks, Inc.
	12,358,697	Term Loan, 2.92%, Maturing April 30, 2015	8,620,191
		Southwest Sports Group, LLC
	9,500,000	Term Loan, 4.00%, Maturing December 22, 2010	7,362,500
		Ticketmaster
	1,000,000	Term Loan, Maturing July 22, 2014(5)	740,000
		Universal City Development Partners, Ltd.
	8,996,088	Term Loan, 6.00%, Maturing June 9, 2011	8,276,401
		WMG Acquisition Corp.
	390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	304,200
	12,342,657	Term Loan, 3.34%, Maturing February 28, 2011	10,352,404
		Zuffa, LLC
	2,462,500	Term Loan, 2.44%, Maturing June 20, 2016	1,803,781

			$167,687,737

Lodging and Casinos — 2.6%
		Choctaw Resort Development Enterprise
	2,949,026	Term Loan, 6.00%, Maturing November 4, 2011	$2,359,221
		Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 6.40%, Maturing June 30, 2014	1,171,566
EUR	1,500,000	Term Loan, 6.78%, Maturing June 30, 2015	1,171,566

Principal
Amount*		Borrower/Tranche Description	Value
		Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 8.38%, Maturing November 20, 2014	$1,149,397
GBP	1,500,000	Term Loan, 8.88%, Maturing November 20, 2015	1,149,397
		Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 5.37%, Maturing December 12, 2012(2)	4,069,839
GBP	6,566,970	Term Loan, 7.00%, Maturing December 12, 2013	5,369,094
GBP	5,690,605	Term Loan, 7.50%, Maturing December 12, 2014	4,652,587
		Green Valley Ranch Gaming, LLC
	7,017,119	Term Loan, 4.25%, Maturing February 16, 2014	3,017,361
		Harrah’s Operating Co.
	2,977,500	Term Loan, 4.16%, Maturing January 28, 2015	1,865,335
	2,977,500	Term Loan, 4.26%, Maturing January 28, 2015	1,858,871
		Herbst Gaming, Inc.
	6,244,796	Term Loan, 0.00%, Maturing December 2, 2011(3)	1,600,229
	2,482,768	Term Loan, 0.00%, Maturing December 2, 2011(3)	636,209
		Isle of Capri Casinos, Inc.
	4,514,052	Term Loan, 3.21%, Maturing November 30, 2013	3,040,535
	141,221	Term Loan, 3.21%, Maturing November 30, 2013	95,122
	3,263,421	Term Loan, 3.21%, Maturing November 30, 2013	2,198,145
		LodgeNet Entertainment Corp.
	5,573,067	Term Loan, 3.46%, Maturing April 4, 2014	2,925,860
		New World Gaming Partners, Ltd.
	9,673,125	Term Loan, 3.94%, Maturing June 30, 2014	4,461,729
	954,167	Term Loan, 3.94%, Maturing June 30, 2014	440,109
		Penn National Gaming, Inc.
	11,738,443	Term Loan, 2.77%, Maturing October 3, 2012	10,645,300
		Scandic Hotels
EUR	1,724,568	Term Loan, 5.83%, Maturing April 25, 2015	968,820
EUR	1,724,568	Term Loan, 6.33%, Maturing April 25, 2016	968,820
		Venetian Casino Resort/Las Vegas Sands, Inc.
	8,961,633	Term Loan, 2.16%, Maturing May 14, 2014	4,429,691
	22,983,333	Term Loan, 2.16%, Maturing May 23, 2014	11,360,547
		VML US Finance, LLC
	3,333,333	Term Loan, 2.66%, Maturing May 25, 2012	1,931,817
	2,000,000	Term Loan, 2.66%, Maturing May 25, 2013	1,159,090

			$74,696,257

Nonferrous Metals/Minerals — 1.0%
		Compass Minerals Group, Inc.
	1,283,423	Term Loan, 2.48%, Maturing December 22, 2012	$1,208,022
		Euramax International, Inc.
	1,415,348	Term Loan, 8.75%, Maturing June 28, 2012	548,447
GBP	894,677	Term Loan, 8.34%, Maturing June 29, 2012	648,283
		Murray Energy Corp.
	7,579,848	Term Loan, 6.94%, Maturing January 28, 2010	6,746,065
		Noranda Aluminum Acquisition
	2,955,586	Term Loan, 4.24%, Maturing May 18, 2014	1,677,295
		Novelis, Inc.
	2,009,221	Term Loan, 3.46%, Maturing June 28, 2014	1,281,883
	4,420,286	Term Loan, 3.46%, Maturing June 28, 2014	2,820,143
		Oxbow Carbon and Mineral Holdings
	1,433,289	Term Loan, 2.41%, Maturing May 8, 2014	984,490
	16,009,749	Term Loan, 2.81%, Maturing May 8, 2014	10,996,696
		Tube City IMS Corp.
	1,314,426	Term Loan, 3.46%, Maturing January 25, 2014	525,770
	162,162	Term Loan, 3.46%, Maturing January 25, 2014	64,865

			$27,501,959

Principal
Amount*		Borrower/Tranche Description	Value
Oil and Gas — 1.7%
		Atlas Pipeline Partners, L.P.
	2,960,000	Term Loan, 3.16%, Maturing July 20, 2014	$2,516,000
		Citgo Petroleum Corp.
	4,802,816	Term Loan, 1.78%, Maturing November 15, 2012	3,061,795
		Dresser, Inc.
	6,094,561	Term Loan, 4.41%, Maturing May 4, 2014	4,424,273
		Dynegy Holdings, Inc.
	26,178,793	Term Loan, 1.91%, Maturing April 2, 2013	22,186,527
	1,278,126	Term Loan, 1.91%, Maturing April 2, 2013	1,083,212
		Enterprise GP Holdings, L.P.
	2,376,000	Term Loan, 3.25%, Maturing October 31, 2014	2,162,160
		Hercules Offshore, Inc.
	3,260,276	Term Loan, 3.21%, Maturing July 6, 2013	2,241,440
		Precision Drilling Corp.
	5,000,000	Term Loan, 8.50%, Maturing September 30, 2014	4,175,000
		Targa Resources, Inc.
	5,547,335	Term Loan, 3.46%, Maturing October 31, 2012	3,920,119
	4,954,156	Term Loan, 5.93%, Maturing October 31, 2012	3,500,939

			$49,271,465

Publishing — 7.5%
		American Media Operations, Inc.
	21,488,711	Term Loan, 3.95%, Maturing January 31, 2013	$12,893,227
		Aster Zweite Beteiligungs GmbH
	6,825,000	Term Loan, 6.13%, Maturing September 27, 2013	3,310,125
EUR	708,499	Term Loan, 7.54%, Maturing September 27, 2013	454,229
		Black Press US Partnership
	915,088	Term Loan, 4.20%, Maturing August 2, 2013	503,299
	1,507,204	Term Loan, 4.20%, Maturing August 2, 2013	828,962
		CanWest MediaWorks, Ltd.
	7,289,000	Term Loan, 4.20%, Maturing July 10, 2014	4,136,507
		Dex Media West, LLC
	6,355,000	Term Loan, 7.00%, Maturing October 24, 2014	3,495,250
		GateHouse Media Operating, Inc.
	1,825,000	Term Loan, 2.57%, Maturing August 28, 2014	472,980
	8,750,000	Term Loan, 2.66%, Maturing August 28, 2014	2,267,711
	13,275,000	Term Loan, 4.20%, Maturing August 28, 2014	3,440,442
		Hanley-Wood, LLC
	7,406,250	Term Loan, 2.66%, Maturing March 8, 2014	2,900,784
		Idearc, Inc.
	42,861,955	Term Loan, 3.42%, Maturing November 17, 2014	14,883,814
		Local Insight Regatta Holdings, Inc.
	1,741,250	Term Loan, 7.75%, Maturing April 23, 2015	827,094
		MediaNews Group, Inc.
	7,330,222	Term Loan, 3.41%, Maturing August 25, 2010	2,279,699
	3,343,412	Term Loan, 4.66%, Maturing August 2, 2013	1,123,387
		Mediannuaire Holding
EUR	7,000,000	Term Loan, 3.91%, Maturing October 24, 2013	5,312,861
EUR	1,937,631	Term Loan, 4.66%, Maturing October 10, 2014	590,110
EUR	1,937,631	Term Loan, 5.16%, Maturing October 10, 2015	590,110
		Merrill Communications, LLC
	10,245,541	Term Loan, 4.32%, Maturing December 24, 2012	7,018,195

Principal
Amount*		Borrower/Tranche Description	Value
		Nebraska Book Co., Inc.
	8,931,904	Term Loan, 6.38%, Maturing March 4, 2011	$6,609,609
		Nelson Education, Ltd.
	296,250	Term Loan, 3.96%, Maturing July 5, 2014	170,344
		Newspaper Holdings, Inc.
	20,650,000	Term Loan, 3.75%, Maturing July 24, 2014	7,743,750
		Nielsen Finance, LLC
	35,918,871	Term Loan, 3.88%, Maturing August 9, 2013	28,735,097
		Philadelphia Newspapers, LLC
	5,002,642	Term Loan, 0.00%, Maturing June 29, 2013(3)	833,775
		R.H. Donnelley Corp.
	27,176,364	Term Loan, 6.75%, Maturing June 30, 2010	17,687,275
	6,313,716	Term Loan, 6.75%, Maturing June 30, 2011	4,046,037
		Reader’s Digest Association, Inc. (The)
	8,000,000	Revolving Loan, 2.18%, Maturing March 2, 2013(2)	2,600,000
	36,320,513	Term Loan, 3.61%, Maturing March 2, 2014	14,528,205
		Seat Pagine Gialle SpA
EUR	6,526,833	Term Loan, 3.81%, Maturing May 25, 2012	5,536,484
		SGS International, Inc.
	978,507	Term Loan, 4.13%, Maturing December 30, 2011	636,030
	1,108,751	Term Loan, 4.14%, Maturing December 30, 2011	720,688
		Source Interlink Companies, Inc.
	4,962,217	Term Loan, 5.45%, Maturing August 1, 2014	2,704,408
		Source Media, Inc.
	10,396,282	Term Loan, 6.46%, Maturing November 8, 2011	5,665,974
		Springer Science+Business Media
	970,925	Term Loan, 3.81%, Maturing May 5, 2010	677,220
	8,302	Term Loan, 3.83%, Maturing May 5, 2011	5,491
	1,706,307	Term Loan, 4.21%, Maturing May 5, 2012	1,128,601
	1,463,142	Term Loan, 4.21%, Maturing May 5, 2012	967,765
		Star Tribune Co. (The)
	8,196,250	Term Loan, 0.00%, Maturing March 5, 2014(3)	1,467,129
		Thomas Nelson, Inc.
	1,590,095	Term Loan, 8.75%, Maturing June 12, 2012	564,484
		Trader Media Corp.
GBP	17,310,500	Term Loan, 3.78%, Maturing March 23, 2015	10,985,751
		Tribune Co.
	4,790,857	Term Loan, 0.00%, Maturing May 17, 2009(3)	1,346,231
	14,924,623	Term Loan, 0.00%, Maturing May 17, 2014(3)	3,302,073
	8,553,067	Term Loan, 0.00%, Maturing May 17, 2014(3)	2,391,805
		Visant Corp.
	2,000,000	Revolving Loan, 2.14%, Maturing October 4, 2009(2)	1,450,000
		World Directories Acquisition
EUR	8,776,758	Term Loan, 5.65%, Maturing May 31, 2014	4,270,349
		Xsys, Inc.
	7,701,575	Term Loan, 6.13%, Maturing September 27, 2013	3,735,264
EUR	2,750,000	Term Loan, 7.54%, Maturing September 27, 2013	1,763,064
EUR	791,501	Term Loan, 7.54%, Maturing September 27, 2013	507,443
	7,866,565	Term Loan, 6.13%, Maturing September 27, 2014	3,815,284
EUR	2,750,000	Term Loan, 7.54%, Maturing September 27, 2014	1,763,064
EUR	1,000,000	Term Loan - Second Lien, 7.29%, Maturing September 27, 2015	345,708
		Yell Group, PLC
	19,025,000	Term Loan, 3.41%, Maturing February 10, 2013	11,922,340

			$217,955,528

Radio and Television — 4.6%
		Block Communications, Inc.
	6,891,874	Term Loan, 3.46%, Maturing December 22, 2011	$5,789,174
		Citadel Broadcasting Corp.
	32,925,000	Term Loan, 2.17%, Maturing June 12, 2014	13,993,125
		CMP Susquehanna Corp.
	2,000,000	Revolving Loan, 2.69%, Maturing May 5, 2011(2)	450,000
	10,146,179	Term Loan, 2.42%, Maturing May 5, 2013	2,993,123

Principal
Amount*		Borrower/Tranche Description	Value
		Cumulus Media, Inc.
	13,704,604	Term Loan, 2.14%, Maturing June 11, 2014	$4,865,135
		Discovery Communications, Inc.
	4,790,481	Term Loan, 3.46%, Maturing April 30, 2014	4,333,675
		Emmis Operating Co.
	5,941,609	Term Loan, 3.07%, Maturing November 2, 2013	2,614,308
		Gray Television, Inc.
	8,487,270	Term Loan, 2.52%, Maturing January 19, 2015	3,762,687
		HIT Entertainment, Inc.
	1,445,882	Term Loan, 4.96%, Maturing March 20, 2012	654,262
		Local TV Finance, LLC
	1,970,000	Term Loan, 2.41%, Maturing May 7, 2013	758,450
		NEP II, Inc.
	5,300,502	Term Loan, 2.66%, Maturing February 16, 2014	3,975,376
		Nexstar Broadcasting, Inc.
	10,846,618	Term Loan, 3.21%, Maturing October 1, 2012	6,399,504
	8,287,900	Term Loan, 3.21%, Maturing October 1, 2012	4,889,861
		NextMedia Operating, Inc.
	274,837	Term Loan, 5.12%, Maturing November 15, 2012	143,602
	616,247	Term Loan, 5.17%, Maturing November 15, 2012	321,989
		PanAmSat Corp.
	6,403,761	Term Loan, 3.93%, Maturing January 3, 2014	5,543,826
	6,401,821	Term Loan, 3.93%, Maturing January 3, 2014	5,542,146
	6,401,821	Term Loan, 3.93%, Maturing January 3, 2014	5,542,146
		Paxson Communications Corp.
	14,925,000	Term Loan, 4.34%, Maturing January 15, 2012	5,895,375
		Raycom TV Broadcasting, LLC
	8,333,373	Term Loan, 1.94%, Maturing June 25, 2014	6,250,029
		Spanish Broadcasting System, Inc.
	11,754,741	Term Loan, 3.21%, Maturing June 10, 2012	4,525,575
		Tyrol Acquisition 2 SAS
EUR	6,300,000	Term Loan, 3.77%, Maturing January 19, 2015	5,154,813
EUR	6,300,000	Term Loan, 4.46%, Maturing January 19, 2016	5,154,813
		Univision Communications, Inc.
	6,219,313	Term Loan - Second Lien, 2.91%, Maturing March 29, 2009	5,441,898
	45,733,221	Term Loan, 2.66%, Maturing September 29, 2014	24,320,287
		Young Broadcasting, Inc.
	8,284,525	Term Loan, 5.24%, Maturing November 3, 2012	3,306,909
	972,500	Term Loan, 5.24%, Maturing November 3, 2012	388,190

			$133,010,278

Rail Industries — 0.5%
		Kansas City Southern Railway Co.
	7,896,078	Term Loan, 3.10%, Maturing April 26, 2013	$6,961,711
	1,970,000	Term Loan, 2.63%, Maturing April 28, 2013	1,763,150
		Rail America, Inc.
	334,400	Term Loan, 5.44%, Maturing August 14, 2009	305,976
	5,165,600	Term Loan, 5.44%, Maturing August 13, 2010	4,726,524

			$13,757,361

Retailers (Except Food and Drug) — 1.9%
		American Achievement Corp.
	3,316,179	Term Loan, 2.59%, Maturing March 25, 2011	$2,453,973
		Amscan Holdings, Inc.
	4,396,688	Term Loan, 3.93%, Maturing May 25, 2013	3,000,739
		Claire’s Stores, Inc.
	5,981,580	Term Loan, 3.48%, Maturing May 24, 2014	2,199,894

Principal
Amount*		Borrower/Tranche Description	Value
		Cumberland Farms, Inc.
	2,866,295	Term Loan, 2.90%, Maturing September 29, 2013	$2,350,362
		Harbor Freight Tools USA, Inc.
	7,418,729	Term Loan, 9.75%, Maturing July 15, 2010	4,636,706
		Josten’s Corp.
	5,046,422	Term Loan, 2.45%, Maturing October 4, 2011	4,415,619
		Mapco Express, Inc.
	2,909,525	Term Loan, 3.91%, Maturing April 28, 2011	2,371,263
		Orbitz Worldwide, Inc.
	9,633,087	Term Loan, 4.24%, Maturing July 25, 2014	4,286,724
		Oriental Trading Co., Inc.
	13,256,683	Term Loan, 3.98%, Maturing July 31, 2013	7,423,743
	2,000,000	Term Loan - Second Lien, 6.41%, Maturing January 31, 2013	515,000
		Rent-A-Center, Inc.
	5,858,769	Term Loan, 2.15%, Maturing November 15, 2012	4,950,660
		Rover Acquisition Corp.
	1,955,063	Term Loan, 3.55%, Maturing October 26, 2013	1,573,826
		Savers, Inc.
	2,768,756	Term Loan, 3.20%, Maturing August 11, 2012	2,325,755
	3,029,113	Term Loan, 3.20%, Maturing August 11, 2012	2,544,455
		The Yankee Candle Company, Inc.
	7,018,524	Term Loan, 3.40%, Maturing February 6, 2014	3,860,188
		Vivarte
EUR	5,613,847	Term Loan, 4.45%, Maturing May 29, 2015	3,270,526
EUR	244,128	Term Loan, 4.45%, Maturing May 29, 2015	142,225
EUR	62,776	Term Loan, 4.45%, Maturing May 29, 2015	36,572
EUR	5,613,847	Term Loan, 4.95%, Maturing May 29, 2016	3,270,526
EUR	244,128	Term Loan, 4.95%, Maturing May 29, 2016	142,225
EUR	62,776	Term Loan, 4.95%, Maturing May 29, 2016	36,572

			$55,807,553

Steel — 0.1%
		Algoma Acquisition Corp.
	2,307,214	Term Loan, 2.95%, Maturing June 20, 2013	$1,482,385

			$1,482,385

Surface Transport — 0.3%
		Delphi Acquisition Holding, Inc.
	1,183,488	Term Loan, 3.46%, Maturing April 10, 2015	$667,191
	282,788	Term Loan, 3.46%, Maturing April 10, 2015	159,422
	1,466,276	Term Loan, 4.33%, Maturing April 10, 2016	826,613
		Ozburn-Hessey Holding Co., LLC
	3,865,535	Term Loan, 4.16%, Maturing August 9, 2012	2,995,790
		Swift Transportation Co., Inc.
	6,000,000	Term Loan, 3.66%, Maturing May 10, 2012	2,740,002
	5,084,884	Term Loan, 5.49%, Maturing May 10, 2014	2,331,104

			$9,720,122

Telecommunications — 3.3%
		Alaska Communications Systems Holdings, Inc.
	2,612,663	Term Loan, 3.21%, Maturing February 1, 2012	$2,244,714
	8,111,697	Term Loan, 3.21%, Maturing February 1, 2012	6,969,303
		Asurion Corp.
	16,000,000	Term Loan, 4.33%, Maturing July 13, 2012	11,680,000
	2,000,000	Term Loan - Second Lien, 6.86%, Maturing January 13, 2013	1,120,000
		BCM Luxembourg, Ltd.
EUR	2,462,069	Term Loan, 3.65%, Maturing September 30, 2014	2,324,314
EUR	2,462,343	Term Loan, 3.90%, Maturing September 30, 2015	2,324,573

Principal
Amount*		Borrower/Tranche Description	Value
		Cellular South, Inc.
	2,981,250	Term Loan, 1.91%, Maturing May 29, 2014	$2,586,234
	6,834,656	Term Loan, 1.91%, Maturing May 29, 2014	5,929,064
		Centennial Cellular Operating Co., LLC
	4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	3,825,000
	9,147,788	Term Loan, 3.51%, Maturing February 9, 2011	8,906,231
		CommScope, Inc.
	13,781,426	Term Loan, 3.68%, Maturing November 19, 2014	11,748,665
		FairPoint Communications, Inc.
	4,100,000	Term Loan, 5.75%, Maturing March 31, 2015	2,567,625
		Intelsat Subsidiary Holding Co.
	7,636,563	Term Loan, 3.93%, Maturing July 3, 2013	6,772,677
		IPC Systems, Inc.
	8,571,410	Term Loan, 3.71%, Maturing May 31, 2014	4,864,275
GBP	2,944,865	Term Loan, 5.05%, Maturing May 31, 2014	2,133,849
		Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867,100	Term Loan, 3.59%, Maturing December 26, 2014	6,331,833
		NTelos, Inc.
	5,819,939	Term Loan, 2.66%, Maturing August 24, 2011	5,227,033
		Palm, Inc.
	5,776,875	Term Loan, 3.91%, Maturing April 24, 2014	2,686,247
		Telesat Canada, Inc.
	2,791,157	Term Loan, 4.31%, Maturing October 22, 2014	2,258,844
	239,725	Term Loan, 4.46%, Maturing October 22, 2014	194,006
		Windstream Corp.
	4,322,217	Term Loan, 2.59%, Maturing July 17, 2013	3,933,217

			$96,627,704

Utilities — 1.7%
		AEI Finance Holding, LLC
	1,604,820	Revolving Loan, 3.41%, Maturing March 30, 2012	$958,880
	10,311,770	Term Loan, 4.46%, Maturing March 30, 2014	6,161,282
		BRSP, LLC
	12,216,729	Term Loan, 5.55%, Maturing July 13, 2009	10,445,304
		Covanta Energy Corp.
	4,819,262	Term Loan, 3.21%, Maturing February 9, 2014	4,331,312
	2,909,601	Term Loan, 3.95%, Maturing February 9, 2014	2,615,004
		NRG Energy, Inc.
	16,025,986	Term Loan, 2.66%, Maturing June 1, 2014	14,887,773
	7,894,815	Term Loan, 2.96%, Maturing June 1, 2014	7,334,102
		NSG Holdings, LLC
	202,483	Term Loan, 3.50%, Maturing June 15, 2014	172,111
	1,278,007	Term Loan, 3.50%, Maturing June 15, 2014	1,086,306
		TXU Texas Competitive Electric Holdings Co., LLC
	2,256,039	Term Loan, 3.91%, Maturing October 10, 2014	1,578,099
	1,283,538	Term Loan, 4.75%, Maturing October 10, 2014	898,798

			$50,468,971

Total Senior Floating-Rate Interests (identified cost $4,261,095,698)			$2,787,203,698

Corporate Bonds & Notes - 0.2%

Principal
Amount
(000’s omitted)	Security	Value
Commercial Services - 0.0%
	Environmental Systems Products Holdings, Inc., Junior Notes
$149	18.00%, 3/31/15(4)(6)	$107,680

		$107,680

Electronics/Electrical - 0.0%
	NXP BV/NXP Funding, LLC, Variable Rate
$6,300	3.844%, 10/15/13	$1,535,625

		$1,535,625

Radio and Television - 0.0%
	Paxson Communications Corp., Variable Rate
$3,000	4.344%, 1/15/12(7)	$483,750

		$483,750

Telecommunications - 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
$5,850	5.246%, 6/15/13	$5,031,000

		$5,031,000

Total Corporate Bonds & Notes (identified cost $15,169,509)		$7,158,055

Common Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
105,145	Hayes Lemmerz International(9)	$9,463

		$9,463

Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(4)(9)(10)	$0

		$0

Total Common Stocks (identified cost $1,051,450)		$9,463

Asset Backed Securities — 0.2%

Principal
Amount
(000’s omitted)	Security	Value
$889	Alzette European CLO SA, Series 2004-1A, Class E2, 9.83%, 12/15/20(7)(8)	$436,629
3,846	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(7)(8)	3,435,147
1,140	Avalon Capital Ltd. 3, Series 1A, Class D, 4.103%, 2/24/19(7)(8)	154,698
1,500	Babson Ltd., Series 2005-1A, Class C1, 3.044%, 4/15/19(7)(8)	154,800
1,500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 3.144%, 1/15/19(7)(8)	191,550
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 4.74%, 8/11/16(7)(8)	199,200
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 7.693%, 3/8/17(8)	164,800
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 3.044%, 1/15/18(7)(8)	216,200

Total Asset Backed Securities (identified cost $13,317,631)		$4,953,024

Preferred Stocks — 0.0%

Shares	Security	Value
Automotive — 0.0%
350	Hayes Lemmerz International, Series A, Convertible(9)(10)	$2,593

		$2,593

Commercial Services — 0.0%
1,138	Environmental Systems Products Holdings, Series A(4)(9)(10)	$26,140

		$26,140

Total Preferred Stocks (identified cost $37,415)		$28,733

Closed-End Investment Companies - 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$31,480

Total Closed-End Investment Companies (identified cost $72,148)		$31,480

Short-Term Investments - 4.4%

Interest
(000’s omitted)	Description	Value
$125,966	Cash Management Portfolio, 0.23%(11)	$125,965,672

Total Short-Term Investments (identified cost $125,965,672)		$125,965,672

Total Investments — 101.2% (identified cost $4,416,709,523)		$2,925,350,125

Less Unfunded Loan Commitments — (2.0)%		$(56,538,146)

Net Investments — 99.2% (identified cost $4,360,171,377)		$2,868,811,979

Other Assets, Less Liabilities — 0.8%		$23,265,032

Net Assets — 100.0%		$2,892,077,011

DIP	- Debtor in Possession

REIT	- Real Estate Investment Trust

CHF	- Swiss Franc

EUR	- Euro

GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	This Senior Loan will settle after January 31, 2009, at which time the interest rate will be determined.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $5,271,974 or 0.2% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(9)	Non-income producing security.

(10)	Restricted security.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $85,505.

A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/27/09	British Pound Sterling	United States Dollar
	46,534,686	65,948,957	$(1,463,579)
2/27/09	Euro	United States Dollar
	155,903,776	204,184,057	4,638,349
2/27/09	Swiss Franc	United States Dollar
	12,791,371	11,064,338	32,758

			$3,207,528

At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,360,405,751

Gross unrealized appreciation	$136,983
Gross unrealized depreciation	(1,491,730,755)

Net unrealized depreciation	$(1,491,593,772)

Restricted Securities
At January 31, 2009, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stock
Environmental Systems Products Holdings, Inc.	10/25/00	2,484	$0	(1)	$0

Preferred Stocks
Environmental Systems Products Holdings, Series A	10/25/07	1,138	19,915		26,140
Hayes Lemmerz International, Series A, Convertible	6/23/03	350	17,500		2,593

Total Restricted Securities			$37,415		$28,733

(1)	Less than $0.50.
The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments *
Level 1	Quoted Prices	$126,006,615	$—
Level 2	Other Significant Observable Inputs	2,739,320,046	3,207,528
Level 3	Significant Unobservable Inputs	3,485,318	—

Total		$2,868,811,979	$3,207,528

*	Other financial instruments include forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of October 31, 2008	$7,048,801
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(2,038,225)
Net purchases (sales)	3,657
Accrued discount (premium)	(949)
Net transfers to (from) Level 3	(1,527,966)

Balance as of January 31, 2009	$3,485,318

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well was industry and economic events. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Floating Rate Portfolio

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 27, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 27, 2009